Net gains/(losses) on sales of loans	12 Months Ended
Dec. 31, 2021
Net (Losses)/Gains on Sales of Loans [Abstract]
Net gains/(losses) on sales of loans
22	Net gains/(losses) on sales of loans

As mentioned in Note 5(c), the Group transferred the delinquent loans to third parties. Net gains/(losses) on sale of loans which summarizes the received from sales of loans are net gains of RMB75,959,140 and RMB149,631,456, and net losses of RMB450,721,346 for the years ended December 31, 2019, 2020 and 2021, respectively.